Effect of Reverse Stock Split (Detail) (USD $)		1 Months Ended	3 Months Ended	10 Months Ended											1 Months Ended	3 Months Ended	10 Months Ended
	Sep. 30, 2012 Common stock, Class D [Member]	Mar. 31, 2013 Subsequent Event [Member]	Mar. 31, 2013 Subsequent Event [Member]	Dec. 31, 2012 Subsequent Event [Member]	May 31, 2013 Subsequent Event [Member] Common stock, Class A [Member]	Mar. 31, 2013 Subsequent Event [Member] Common stock, Class A [Member]	Dec. 31, 2012 Subsequent Event [Member] Common stock, Class A [Member]	May 31, 2013 Subsequent Event [Member] Common stock, Class B [Member]	Mar. 31, 2013 Subsequent Event [Member] Common stock, Class B [Member]	Dec. 31, 2012 Subsequent Event [Member] Common stock, Class B [Member]	Mar. 31, 2013 Subsequent Event [Member] Common stock, Class C [Member]	Dec. 31, 2012 Subsequent Event [Member] Common stock, Class C [Member]	Mar. 31, 2013 Subsequent Event [Member] Common stock, Class D [Member]	Dec. 31, 2012 Subsequent Event [Member] Common stock, Class D [Member]	Mar. 31, 2013 Subsequent Event [Member] After Stock Split [Member]	Mar. 31, 2013 Subsequent Event [Member] After Stock Split [Member]	Dec. 31, 2012 Subsequent Event [Member] After Stock Split [Member]	Mar. 31, 2013 Subsequent Event [Member] After Stock Split [Member] Common stock, Class A [Member]	Dec. 31, 2012 Subsequent Event [Member] After Stock Split [Member] Common stock, Class A [Member]	Mar. 31, 2013 Subsequent Event [Member] After Stock Split [Member] Common stock, Class B [Member]	Dec. 31, 2012 Subsequent Event [Member] After Stock Split [Member] Common stock, Class B [Member]	Mar. 31, 2013 Subsequent Event [Member] After Stock Split [Member] Common stock, Class C [Member]	Dec. 31, 2012 Subsequent Event [Member] After Stock Split [Member] Common stock, Class C [Member]	Mar. 31, 2013 Subsequent Event [Member] After Stock Split [Member] Common stock, Class D [Member]	Dec. 31, 2012 Subsequent Event [Member] After Stock Split [Member] Common stock, Class D [Member]
Subsequent Event [Line Items]
Common stock, shares outstanding	3,120,000	120,690,849	120,690,849	120,105,557	27,623,629	70,121,378	70,121,378	3,813,885	31,464,548	31,464,548	16,020,338	16,020,338	3,084,585	2,499,293	14,629,191	14,629,191	14,558,246	8,499,558	8,499,558	3,813,885	3,813,885	1,941,859	1,941,859	373,889	302,945
(Loss) income per common share, basic and diluted		$ (0.06)	$ (0.03)	$ (0.11)											$ (0.48)	$ (0.24)	$ (0.93)
Weighted average common shares outstanding, basic and diluted		92,368,169	120,300,654	103,037,842											11,196,142	14,581,897	12,489,435